STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (592)	$ (2,914)	$ (778)
Unrealized gains (losses) on available-for-sale securities:
Changes in unrealized gains		(11)	15
Less: reclassification adjustments for gains on available-for-sale securities	4
Comprehensive loss	$ (588)	$ (2,925)	$ (763)